Document and Entity Information	12 Months Ended
Mar. 01, 2014
Entity Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Mar. 01, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	BBRY
Entity Registrant Name	BLACKBERRY Ltd
Entity Central Index Key	0001070235
Current Fiscal Year End Date	--03-01
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	526,551,953